Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2018
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Selling and Administrative Expenses
19.	Selling and Administrative Expenses

Details of selling and administrative expenses for the years ended December 31, 2016, 2017, and 2018 are as follows:

(In millions of won)
	2016		2017	2018
Salaries(*1)	~~W~~	276,824	327,288	500,610
Expenses related to defined benefit plans(*2)		28,999	27,401	30,724
Other employee benefits		89,717	94,740	90,348
Shipping costs		191,442	214,866	200,434
Fees and commissions		192,786	197,070	221,050
Depreciation		129,225	138,711	174,575
Taxes and dues		30,523	46,317	65,621
Advertising		67,636	236,440	112,400
Warranty expenses		166,691	251,131	234,928
Rent		25,840	26,711	26,691
Insurance		11,561	12,459	11,584
Travel		23,343	27,879	24,659
Training		14,464	16,311	13,309
Others		56,342	73,181	65,343

	~~W~~	1,305,393	1,690,505	1,772,276

(*1)	The expense related to retirement allowance for the year ended December 31, 2018 is ~~W~~184,941 million.
(*2)	The expense related to the define contribution plan for the year ended December 31, 2018 is ~~W~~111 million.